Transferred financial assets that are derecognized in their entirety with continuing involvement	12 Months Ended
Dec. 31, 2021
Entity [Table]
Disclosure Of Continuing Involvement In Derecognised Financial Assets Explanatory
c) Transferred financial assets that are derecognized in their entirety with continuing involvement
Continuing

involvement

in a

transferred

and fully

derecognized
financial

asset

may

result

from

contractual

provisions

in

the
particular transfer agreement or from

a separate agreement, with
the counterparty or a third party, entered into in connection with the transfer.
The

fair

value

and

carrying

amount

of

UBS’s

continuing
involvement from

transferred positions as

of

31 December 2021
and

31 December

2020

was

not

material.

Life-to-date

losses
reported

in

prior

periods

primarily

relate

to

legacy

positions

in
securitization

vehicles

which

have been

fully marked

down, with

no
remaining exposure

to loss

UBS AG
Entity [Table]
Disclosure Of Continuing Involvement In Derecognised Financial Assets Explanatory
c) Transferred financial assets that are derecognized in their entirety with continuing involvement
Continuing

involvement

in a

transferred

and fully

derecognized
financial

asset

may

result

from

contractual

provisions

in

the
particular transfer agreement or from

a separate agreement, with
the counterparty or a third party, entered into in connection with the transfer.
The

fair

value

and

carrying amount

of

UBS

AG’s

continuing
involvement from transferred positions

as of

31 December

2021
and

31

December

2020

was

not

material.

Life-to-date

losses
reported

in

prior

periods

primarily

relate

to

legacy

positions

in
securitization

vehicles

which

have been

fully marked

down, with

no
remaining exposure

to loss.